Intangible assets and goodwill - Schedule of reconciliation of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 16,187	$ 14,194
Acquisitions	1,503	1,541
Acquisitions through business combinations	396	3,539
Amortisation charges	(3,284)	(2,881)
Disposals through sale of subsidiary		(67)
EU ETS allowances surrendered	(2,434)
Translation differences	342	(139)
Intangible assets and goodwill at end of period	12,710	16,187
Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	13,079	14,100
Acquisitions	1,503	535
Acquisitions through business combinations	396	0
Amortisation charges	(1,589)	(1,556)
Disposals through sale of subsidiary		0
EU ETS allowances surrendered	(2,434)
Translation differences	0	0
Intangible assets and goodwill at end of period	10,955	13,079
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	3,108	94
Acquisitions	0	1,006
Acquisitions through business combinations	0	3,539
Amortisation charges	(1,695)	(1,325)
Disposals through sale of subsidiary		(67)
EU ETS allowances surrendered	0
Translation differences	342	(139)
Intangible assets and goodwill at end of period	1,755	3,108
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Acquisitions through business combinations	177,022	0
Disposals through sale of subsidiary		0
EU ETS allowances surrendered	0
Translation differences	0	0
Intangible assets and goodwill at end of period	177,022	0
Book Value | Total intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	22,911	17,836
Intangible assets and goodwill at end of period	22,996	22,911
Book Value | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	17,104	16,569
Intangible assets and goodwill at end of period	16,569	17,104
Book Value | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,807	1,267
Intangible assets and goodwill at end of period	6,427	5,807
Book Value | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	177,022	0
Depreciation | Total intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(6,724)	(3,642)
Intangible assets and goodwill at end of period	(10,286)	(6,724)
Depreciation | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(4,025)	(2,469)
Intangible assets and goodwill at end of period	(5,614)	(4,025)
Depreciation | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,699)	(1,173)
Intangible assets and goodwill at end of period	(4,672)	(2,699)
Depreciation | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	$ 0	$ 0